UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      697157
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
APPLE                           COM             037833100    21333   339939 SH       SOLE                   339939
AUTODESK INC                    COM             052769106    21064   546699 SH       SOLE                   546699
AES CORP                        COM             00130H105    21516  1261175 SH       SOLE                  1261175
AETNA INC NEW                   COM             00817Y108    27649   562660 SH       SOLE                   562660
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    32857   537060 SH       SOLE                   537060
BOEING CO                       COM             097023105    23459   301025 SH       SOLE                   301025
BAKER HUGHES INC                COM             057224107    28050   410095 SH       SOLE                   410095
CATERPILLAR INC DEL             COM             149123101    26437   368152 SH       SOLE                   368152
CIGNA CORP                      COM             125509109    24297   186013 SH       SOLE                   186013
COACH INC                       COM             189754104    25663   742142 SH       SOLE                   742142
HALIBURTON CO                   COM             406216101    23735   325054 SH       SOLE                   325054
HEWLETT PACKARD CO              COM             428236103    23772   722560 SH       SOLE                   722560
HUMANA INC                      COM             444859102    26661   506390 SH       SOLE                   506390
INTERNATIONAL BUSINESS MACHS    COM             459200101    20861   252948 SH       SOLE                   252948
JOHNSON CTLS INC                COM             478366107    23429   308561 SH       SOLE                   308561
NORDSTROM INC                   COM             655664100    21835   557304 SH       SOLE                   557304
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    25494   445543 SH       SOLE                   445543
MONSANTO CO NEW                 COM             61166W101    28918   341220 SH       SOLE                   341220
NORFOLK SOUTHERN CORP           COM             655844108    27672   511786 SH       SOLE                   511786
NVIDIA CORP                     COM             67066G104      182     3185 SH       SOLE                     3185
PPG INDS INC                    COM             693506107    22682   358050 SH       SOLE                   358050
ROHM & HAAS CO                  COM             775371107    21827   446626 SH       SOLE                   446626
ROCKWELL AUTOMATION INC         COM             773903109    25166   349966 SH       SOLE                   349966
DONNELLEY R R & SONS CO         COM             257867101    21026   642603 SH       SOLE                   642603
SHERWIN WILLIAMS CO             COM             824348106    22405   453168 SH       SOLE                   453168
SYSCO CORP                      COM             871829107    21546   672258 SH       SOLE                   672258
TEXAS INSTRS INC                COM             882508104    20299   625162 SH       SOLE                   625162
V F CORP                        COM             918204108    21029   369582 SH       SOLE                   369582
VALERO ENERGY CORP NEW          COM             91913Y100    27475   459602 SH       SOLE                   459602
WILLIAMS COS INC DEL            COM             969457100    18818   879779 SH       SOLE                   879779